INVENTORIES	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2016
INVENTORIES [Text Block]

NOTE 5 – INVENTORIES

Inventories consist of the following:

	April 30,	July 31,
	2017	2016
	(Unaudited)
Raw materials	$2,266,001	$1,151,708
Accessory parts	767,021	929,145
Contracts work in progress	258,928	-
Total	$3,291,950	$2,080,853

NOTE 4 – INVENTORIES

Inventories consist of the following:

	July 31,	July 31,	July 31,
	2016	2015	2014
Raw materials	$1,151,708	$365,248	$115,839
Accessory parts	929,145	848,887	635,708
Work in process	-	249,721	391,179
Total	$2,080,853	$1,463,856	$1,142,726